Intangibles - Disclosure of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	$ 24,339	$ 24,390
Amortization	(51)	(51)
Intangibles - end of period	24,288	24,339
Gross carrying value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	24,442
Intangibles - end of period	24,442	24,442
Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles - beginning of period	(103)
Intangibles - end of period	$ (154)	$ (103)